Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies
Operating Leases Commitment 2019	¥ 65,400
Operating Leases Commitment 2020	72,230
Operating Leases Commitment 2021	73,054
Operating Leases Commitment 2022	69,681
Operating Leases Commitment Beyond 2022	19,544
Advertising Fee Commitment 2019	7,000
Total 2019	72,400
Total 2020	72,230
Total 2021	73,054
Total 2022	69,681
Total beyond 2022	19,544
Rental expenses	¥ 55,800	¥ 55,000	¥ 24,400